INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

	2022	2021
Deferred tax assets (liabilities):
Deferred tax asset, beginning	3,439,000	$1,074,000
Increase in valuation reserve	611,000	2,365,000
Deferred tax asset, ending	4,050,000	3,439,000
Valuation allowance	(4,050,000)	(3,439,000)
Net deferred tax assets	$-	$-